Fair Value Measurments - Asset and Liabilities Measured at Fair Value on Recurring Basis (Details) - Recurring - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Assets:
Asset fair value disclosure	$ 370,965	$ 590,414
Fair Value Level 1
Assets:
Asset fair value disclosure	198,921	590,414
Fair Value Level 2
Assets:
Asset fair value disclosure	172,044	0
Fair Value Level 3
Assets:
Asset fair value disclosure	0	0
Money Market Funds | Cash And Cash Equivalents
Assets:
Asset fair value disclosure	91,050	541,220
Money Market Funds | Cash And Cash Equivalents | Fair Value Level 1
Assets:
Asset fair value disclosure	91,050	541,220
Money Market Funds | Cash And Cash Equivalents | Fair Value Level 2
Assets:
Asset fair value disclosure	0	0
Money Market Funds | Cash And Cash Equivalents | Fair Value Level 3
Assets:
Asset fair value disclosure	0	0
US Treasury Securities
Assets:
Asset fair value disclosure	107,871	49,194
US Treasury Securities | Fair Value Level 1
Assets:
Asset fair value disclosure	107,871	49,194
US Treasury Securities | Fair Value Level 2
Assets:
Asset fair value disclosure	0	0
US Treasury Securities | Fair Value Level 3
Assets:
Asset fair value disclosure	0	$ 0
Federal agency securities
Assets:
Asset fair value disclosure	172,044
Federal agency securities | Fair Value Level 1
Assets:
Asset fair value disclosure
Federal agency securities | Fair Value Level 2
Assets:
Asset fair value disclosure	172,044
Federal agency securities | Fair Value Level 3
Assets:
Asset fair value disclosure	$ 0